UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2000

Check here if Amendment [    ]:             Amendment Number:
This Amendment (Check only one.):           [     ] is a restatement.
                                            [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

         Name:             Voyageur Asset Management LLC
         Address:          90 South Seventh Street, Suite 4300
                           Minneapolis, MN 55402

13F File Number: 28-6284

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Frank C. Tonnemaker
Title:            CEO
Phone:            (612) 376-7059

Signature, Place and Date of Signing:

/s/ Frank C. Tonnemaker     Minneapolis, Minnesota      Date: July 31, 2000
Frank C. Tonnemaker

Report type: (Check only one.):

         [ X  ]   13F HOLDINGS REPORT
         [     ]  13F NOTICE
         [     ]  13F COMBINATION REPORT

List of other Managers Reporting for this Manager: None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           None
Form 13F Information Table Entry Total:      109
Form 13F Information Table Value Total:      $837,256,241

List of Other Included Managers:             None


FORM 13F
As of March 31, 2000

Name of Reporting Manager:  Voyageur Asset Management LLC

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  Item 1:                 Item 2:       Item 3:       Item 4:       Item 5:            Item 6:        Item 7:     Item 8: Voting
                                                                                Invesment Discretion            Authority (Shares)
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Name of Issuer            Title of       Cusip        Fair Market  Shares of  (a)     (b)      (c)   Managers (a)     (b)     (c)
                            Class        Number        Value       Principal Sole  Shared as  Shared   see    Sole   Shared   None
                                                                      Amt         defined in  Other  Instr.V
                                                                                   Instr.V
------------------------------------------------------------------------------------------------------------------------------------

ADC Telecommuni           -Common Stock    000886101    2,604,319    31,050    X                             27,550    -       3,500
cations
Abbott Labs               -Common Stock    002824100   29,246,652   656,299    X                            262,744    -     393,555
AES Corporation           -Common Stock    00130H105   17,029,988   373,260    X                            316,490    -      56,770
Aflac Inc                 -Common Stock    001055102    9,963,309   216,886    X                            196,845    -      20,041
Agilent Technologies Inc  -Common Stock    00846U101      272,728     3,698    X                              1,563    -       2,135
Albertsons Inc            -Common Stock    013104104   11,339,314   341,032    X                            297,227    -      43,805
Altera Corporation        -Common Stock    21441100       203,876     2,000    X                              2,000    -           0
American Express          -Common Stock    025816109      390,938     7,500    X                              6,600    -         900
American Home Products    -Common Stock    26609107       248,689     4,233    X                              3,500    -         733
American Interna-         -Common Stock    026874107   14,998,405   127,646    X                            101,537    -      26,109
tional Group Inc
Amgen Inc                 -Common Stock    31162100       772,750    11,000    X                             11,000    -           0
Anheuser Busch            -Common Stock    035229103      675,926     9,050    X                              7,600    -       1,450
Applied Materials Inc     -Common Stock    38222105       362,500     4,000    X                              4,000    -           0
Automatic Data            -Common Stock    53015103    11,893,986   222,056    X                            186,596    -      35,460
Processing                                                                                                        0
Bemis                     -Common Stock    081437105    9,595,768   285,376    X                            250,236    -      35,140
Bristol Meyers            -Common Stock    110122108    9,318,602   159,976    X                            143,040    -      16,936
Cardinal Health           -Common Stock    14149Y108   16,074,946   217,229    X                            187,655    -      29,574
Carnival Corporation      -Common Stock    143658102    5,726,955   293,690    X                            233,500    -      60,190
Cintas corp               -Common Stock    172908105   11,136,936   303,558    X                            247,643    -      55,915
Cisco Systems Inc.        -Common Stock    17275R102   30,676,966   482,623    X                            372,309    -     110,314
Clear Channel             -Common Stock    184502102      446,250     5,950    X                              4,500    -       1,450
Communications                                                                                                    0
Computer Associates       -Common Stock    204912109    9,501,005   185,610    X                            155,960    -      29,650
Computer Sciences         -Common Stock    205363104    9,969,728   133,485    X                            125,275    -       8,210
Corp                                                                                                              0
ConAgra Inc               -Common Stock    205887102    9,006,619   472,466    X                            419,391    -      53,075
Concord EFS Inc.          -Common Stock    206197105   15,721,550   604,675    X                            503,745    -     100,930
Conoco Inc - Cl A         -Common Stock    208251306      341,000    15,500    X                             13,500    -       2,000
CVS Corporation           -Common Stock    126650100      384,000     9,600    X                              8,400    -       1,200
Danaher Corporation       -Common Stock    235851102    9,096,592   184,000    X                            158,830    -      25,170
Disney Walt Co            -Common Stock    254687106      263,928     6,800    X                              6,800    -           0
Duke Energy               -Common Stock    264399106      231,138     4,100    X                              3,600    -         500
Corporation                                                                                                       0
Ecolab Inc                -Common Stock    278865100   11,906,324   304,798    X                            259,065    -      45,733
EMC Corp./ Mass           -Common Stock    268648102   22,142,064   287,791    X                            207,319    -      80,472
Emerson Electric          -Common Stock    291011104   11,415,343   189,074    X                            166,129    -      22,945
Enron Corporation         -Common Stock    293561106      322,500     5,000    X                              5,000    -           0
Ercsson L M Tel Co SP ADR -Common Stock    294821400      256,000    12,800    X                             12,800    -           0
Exxon Mobil Corporation   -Common Stock    302290101    1,386,467    17,662    X                             10,074    -       7,588
Fannie Mae                -Common Stock    313586109    8,777,239   168,185    X                            140,845    -      27,340
Fifth Third Bancorp       -Common Stock    316773100      299,615     4,737    X                              3,387    -       1,350
Freddie Mac               -Common Stock    313400301      784,080    19,360    X                              8,400    -      10,960
Gannett Company           -Common Stock    364730101    8,811,053   147,310    X                            126,240    -      21,070
General Electric Co       -Common Stock    369604103   24,772,147   467,399    X                            394,869    -      72,530
Gentex Corp               -Common Stock    371901109    7,818,146   311,170    X                            261,130    -      50,040
Genuine Parts             -Common Stock    372460105    7,738,480   386,924    X                            340,854    -      46,070
Grainger WW Inc           -Common Stock    384802104    6,018,611   195,327    X                            170,382    -      24,945
GTE Coporation            -Common Stk P0   362320103    1,726,379    27,733    X                             27,642    -          91
Harley-Davidson Inc       -Common Stk P0   412822108   12,645,133   328,445    X                            244,475    -      83,970
Health Mgmt Assoc         -Common Stock    421933102      199,864    15,300    X                             15,300    -           0
Hewlett Packard           -Common Stock    428236103   10,480,259    83,926    X                             66,511    -      17,415
Home Depot Inc            -Common Stock    437076102    8,289,758   166,001    X                            151,149    -      14,852
Honeywell International   -Common Stock    438516106      407,187    12,087    X                              9,437    -       2,650
Inc
Illinois Tool             -Common Stock    452308109   16,696,041   292,913    X                            257,333    -      35,580
Works                                                                                                             0
Infinity Broad            -Common Stock    45662S102      579,364    15,900    X                             11,900    -       4,000
casting CP New                                                                                                    0
Ingersoll-Rand Co         -Common Stock    456866102      426,650    10,600    X                              7,900    -       2,700
Intel Corp                -Common Stock    458140100   29,003,211   216,947    X                            186,736    -      30,211
Intl Business Machines    -Common Stock    459200101      306,776     2,800    X                              2,200    -         600
Interpublic Group Co      -Common Stock    460690100      434,300    10,100    X                              8,800    -       1,300
Keycorp - New             -Common Stock    493267108    8,339,004   473,135    X                            416,980    -      56,155
Jefferson Pilot           -Common Stock    493267108    9,046,955   160,299    X                            140,934    -      19,365
Johnson Control Inc       -Common Stock    478366107      821,008    16,000    X                              6,300    -       9,700
Johnson &                 -Common Stock    478160104   12,270,334   120,445    X                            102,195    -      18,250
Johnson Co                                                                                                        0
Kohls Corporation         -Common Stock    500255104   15,634,519   281,070    X                            231,285    -      49,785
Linear Technology Corp    -Common Stock    535678106    1,214,822    19,000    X                             19,000    -           0
Lucent Technologies Inc   -Common Stock    549463107      410,899     6,935    X                                392    -       6,543
MBNA Corporation          -Common Stock    55262L100    1,771,046    65,292    X                              6,362    -      58,930
Manulife Financial Corp   -Common Stock    56501R106      223,713    12,559    X                             12,559    -           0
McDonalds Corp            -Common Stock    580135101      349,143    10,600    X                              1,200    -       9,400
Medtronic Inc             -Common Stock    585055106   14,643,179   293,963    X                            232,330    -      61,633
Merck & Co                -Common Stock    589331107   21,210,260   276,806    X                            241,348    -      35,458
Microchip Technology Inc  -Common Stock    595017104      203,931     3,500    X                              3,500    -           0
Microsoft Corp.           -Common Stock    594918104   17,030,080   212,876    X                            191,835    -      21,041
Morgan Stanley            -Common Stock    617446448   13,479,424   161,915    X                            149,310    -      12,605
Dean Witter Discover
Motorola Inc              -Common Stock    620076109      496,977    17,100    X                             12,600    -       4,500
Newell Rubbermaid Inc     -Common Stock    651229106    8,485,501   329,534    X                            288,659    -      40,875
Northern Trust corp       -Common Stock    665859104    1,470,424    22,600    X                             19,400    -       3,200
Omnicom Group, Inc        -Common Stock    681919106   13,650,241   153,265    X                            125,025    -      28,240
Oracle Systems            -Common Stock    68389X105   27,526,682   327,453    x                            293,770           33,683
Corporation
Paychex Inc               -Common Stock    704326107   20,448,414   486,867    X                            391,517           95,350
Group
Pepsico Inc               -Common Stock    713448108      852,454    19,183    X                             16,200    -       2,983
Pfizer Inc                -Common Stock    717081103    1,780,800    37,100    X                              5,700    -      31,400
Pitney Bowes              -Common Stock    724479100      568,000    14,200    X                              1,200    -      13,000
Praxair Inc               -Common Stock    74005P104    8,336,170   222,666    X                            197,786    -      24,880
Providian                 -Common Stock    74406A102   10,138,500   112,650    X                            103,595    -       9,055
Financial Corp
Royal Dutch               -Common Stk P2   780257804    9,997,954   162,402    X                            138,987    -      23,415
Petroleum
Schering Plough           -Common Stock    806605101   12,570,814   248,927    X                            213,802    -      35,125
Corp
Schlumberger LTd          -Common Stock    806857108      257,456     3,450    X                              3,384    -          66
Schwab (Charles) Corp     -Common Stock    808513105      433,763    12,900    X                             12,900    -           0
Shell Trans &             -Common Stock    822703609   10,409,976   208,458    X                            180,438    -      28,020
New York Trading
PLC Sh
Sherwin Williams          -Common Stock    824348106    9,754,934   460,399    X                            403,709    -      56,690
Sigma-Aldrich             -Common Stock    826552101    8,905,367   304,457    X                            265,587    -      38,870
Solectron Corporation     -Common Stock    834182107   16,589,409   396,165    X                            334,015    -      62,150
Southtrust                -Common Stock    844730101    7,663,766   338,730    X                            296,195    -      42,535
Corporation
Sun Microsystems          -Common Stock    866810104   26,534,435   291,786    X                            243,885    -      47,901
Sybron Intl Corp          -Common Stock    87114F106    9,511,429   480,060    X                            401,790    -      78,270
Sysco Corporation         -Common Stock    871829107   28,721,078   681,806    X                            570,456    -     111,350
Target Corporation        -Common Stk P0   8.76E+110      406,638     7,011    X                              6,000    -       1,011
Tellabs Inc               -Common Stk P0   879664100   15,033,091   219,660    X                            171,800    -      47,860
Texas Instruments Inc     -Common Stock    882508104      522,029     7,600    X                              5,800            1,800
Tribune Company           -Common Stock    896047107      630,000    18,000    X                             18,000                0
Tyco International ltd    -Common Stock    902124106    9,386,646   198,135    X                            181,555           16,580
U S Bancorp               -Common Stock    902973106    1,107,645    57,540    X                                  0           57,540
US West Inc               -Common Stock    91273H101      411,600     4,800    X                              3,600    -       1,200
USX Marathon              -Common Stock    902905827      263,162    10,500    X                              9,200    -       1,300
Group Inc
Verizon Communications    -Common Stock    92343V104      254,065     5,000    X                              4,400    -         600
Vitesse Semi-             -Common Stock    928497106      213,333     2,900    X                              2,900    -           0
Conductor Corp                                                                                                    0
Walgreen Co               -Common Stock    931422109   13,192,091   409,845    X                            324,305    -      85,540
Walmart Stores            -Common Stock    931142103   11,144,329   193,394    X                            163,509    -      29,885
Wells Fargo Company       -Common Stock    949746101      902,875    23,300    X                                  0    -      23,300
Worldcom Inc              -Common Stock    98157D106      488,569    10,650    X                              8,350    -       2,300
Wm Wrigley Jr Co          -Common Stock    982526105      408,959     5,100    X                              5,100    -           0
